Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of operating segments
	Year ended December 31, 2016
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	4,063	2,587	1,478	1,745	198	-	10,071
Inter-segment revenues	320	43	70	-	20	(440)	13
Total revenue	4,383	2,630	1,548	1,745	218	(440)	10,084
Depreciation and amortization	717	380	137	296	16	615	2,161
Segment results - operating income	2,076	32	176	264	(34)	(648)	1,866
Finance income	30	52	5	13	4	19	123
Finance expenses	(475)	(6)	(15)	(539)	(2)	(17)	(1,054)
Total financing income (expense), net	(445)	46	(10)	(526)	2	2	(931)
Segment profit (loss) after finance expenses, net	1,631	78	166	(262)	(32)	(646)	935
Share in profit (loss) of equity-accounted investee	-	-	1	-	(5)	(1)	(5)
Segment profit (loss) before income tax	1,631	78	167	(262)	(37)	(647)	930
Income tax	399	17	42	(330)	-	314	442
Segment results - net profit (loss)	1,232	61	125	68	(37)	(961)	488
Additional information:
Segment assets	7,111	3,294	1,177	2,026	193	3,260	17,061
Goodwill	-	-	6	-	10	3,050	3,066
Investment in equity-accounted investee	-	-	5	-	1	12	18
Segment liabilities	11,988	569	380	1,434	104	2,369	16,844
Investments in property, plant and equipment and intangible assets	828	277	126	227	13	-	1,471

	Year ended December 31, 2017
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	3,953	2,500	1,466	1,650	220	-	9,789
Inter-segment revenues	291	46	71	-	17	(425)	-
Total revenue	4,244	2,546	1,537	1,650	237	(425)	9,789
Depreciation and amortization	728	383	135	285	20	566	2,117
Segment results - operating income	1,971	72	174	163	(20)	(750)	1,610
Finance income	36	54	4	10	5	(40)	69
Finance expenses	(439)	(3)	(12)	(81)	-	(51)	(586)
Total financing income (expense), net	(403)	51	(8)	(71)	5	(91)	(517)
Segment profit (loss) after finance expenses, net	1,568	123	166	92	(15)	(841)	1,093
Share in profit (loss) of equity-accounted investee	-	-	-	-	(4)	(1)	(5)
Segment profit (loss) before income tax	1,568	123	166	92	(19)	(842)	1,088
Income tax	396	28	39	336	-	(452)	347
Segment results - net profit (loss)	1,172	95	127	(244)	(19)	(390)	741
Additional information:
Segment assets	9,086	3,271	1,199	1,502	174	2,460	17,692
Goodwill	-	-	6	-	10	2,921	2,937
Investment in equity-accounted investee	-	-	5	-	(6)	11	10
Segment liabilities	13,901	536	410	1,154	64	1,488	17,553
Investments in property, plant and equipment and intangible assets	851	331	169	237	19	-	1,607

	Year ended December 31, 2018
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments*	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	3,883	2,401	1,338	1,473	226	-	9,321
Inter-segment revenues	313	42	53	-	15	(423)	-
Total revenue	4,196	2,443	1,391	1,473	241	(423)	9,321
Depreciation and amortization	850	655	194	323	21	345	2,388
Segment results - operating income	1,224	(2)	116	(56)	(36)	(2,630)	(1,384)
Finance income	32	56	1	27	-	(27)	89
Finance expenses	(502)	(22)	(16)	(16)	-	(64)	(620)
Total financing income (expense), net	(470)	34	(15)	11	-	(91)	(531)
Segment profit (loss) after finance expenses, net	754	32	101	(45)	(36)	(2,721)	(1,915)
Share in profit (loss) of equity-accounted investee	-	-	1	-	(4)	-	(3)
Segment profit (loss) before income tax	754	32	102	(45)	(40)	(2,721)	(1,918)
Income tax	187	8	25	3	-	(282)	(59)
Segment results - net profit (loss)	567	24	77	(48)	(40)	(2,439)	(1,859)
Additional information:
Segment assets	8,896	4,124	1,332	1,606	157	971	17,086
Goodwill	-	-	6	-	-	2,274	2,280
Investment in equity-accounted investee	-	-	6	-	3	-	9
Segment liabilities	14,284	1,425	567	687	84	1,564	18,611
Investments in property, plant and equipment and intangible assets	902	346	137	318	13	-	1,716

*	The results of the multi-channel television segment, the cellular communications segment and the International communications and internet services segments are presented net of the impairment losses set out in Note 9. These impairment losses are presented as part of the adjustments.

Schedule of adjustments for segment reporting of revenue, profit or loss, assets and liabilities

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Revenue
Revenue from reporting segments	10,306	9,977	9,503
Revenue from other segments	218	237	241
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(440)	(425)	(423)
Consolidated revenue	10,084	9,789	9,321

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS
Profit or loss
Operating income for reporting segments	2,548	2,380	1,282
Financing expenses, net	(931)	(517)	(531)
Share in the losses (profit) of equity-accounted investees	(5)	(5)	(3)
Profit (loss) from operations classified in other categories	(34)	(20)	(36)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(635)	(733)	(975)
Loss from impairment of assets (see Note 9)	-	-	(1,638)
Other adjustments	(13)	(17)	(17)
Consolidated profit (loss) before income tax	930	1,088	(1,918)

	December 31,
	2017	2018
	NIS	NIS

Assets
Assets from reporting segments	15,069	15,970
Assets attributable to operations in other categories	178	159
Goodwill not attributable to segment assets	2,921	2,274

Loss from impairment of assets	-	(1,638)
PPA not attributable to reporting segment	1,636	1,166
Assets resulting from the Bezeq PPA, net	1,678	1,477
Assets attributable to a non-reportable segment	(843)	(33)

Consolidated assets	20,639	19,375

	December 31,
	2017	2018
	NIS	NIS

Liabilities
Liabilities from reporting segments	16,001	16,963
Liabilities attributable to operations in other categories	64	84
Inter-segment liabilities	(1,360)	(1,158)
Liabilities resulting from the Bezeq PPA, net	386	247
Liabilities attributable to a non-reportable segment	2,462	2,475

Consolidated liabilities	17,553	18,611